Shareholders' Equity	12 Months Ended
Dec. 31, 2024
Shareholders' Equity
19.
SHAREHOLDERS’ EQUITY

Ordinary shares

Immediately following the IPO, the Memorandum and Articles of Association were amended and restated such that the authorized share capital of the Company was reclassified and redesignated into 10,000,000,000 shares comprising of (i) 7,600,000,000 Class A ordinary shares; (ii) 1,400,000,000 Class B ordinary shares; and (iii) 1,000,000,000 reserved shares at par value of US$0.000025 per share. The rights of the holders of Class A and Class B ordinary shares are identical, except with respect to voting and conversion rights. Each share of Class A ordinary shares is entitled to one vote per share and is not convertible into Class B ordinary shares under any circumstances. Each share of Class B ordinary shares is entitled to ten votes per share and is convertible into one Class A ordinary share at any time by the holder thereof. Upon any transfer of Class B ordinary shares by the holder thereof to any person or entity that is not an affiliate of such holder, such Class B ordinary shares would be automatically converted into an equal number of Class A ordinary shares. There were nil Class B ordinary shares transferred to Class A ordinary shares in the years ended December 31, 2023 and 2024.

As of December 31, 2023, there were 487,212,501 and 1,006,956,885 Class A and Class B ordinary shares outstanding, respectively. As of December 31, 2024, there were 499,357,794 and 1,016,429,335 Class A and Class B ordinary shares outstanding, respectively. The vested restricted shares but have not physically been issued are considered outstanding as each period end and included in the calculation of basic losses per share.

Accumulated losses

In accordance with the PRC Regulations on Enterprises with Foreign Investment and their articles of association, a foreign invested enterprise established in the PRC is required to provide certain statutory reserves, namely general reserve fund, the enterprise expansion fund and staff welfare and bonus fund which are appropriated from net profit as reported in the enterprise’s PRC statutory accounts. A foreign invested enterprise is required to allocate at least 10% of its annual after-tax profit to the general reserve until such reserve has reached 50% of its respective registered capital based on the enterprise’s PRC statutory accounts. Appropriations to the enterprise expansion fund and staff welfare and bonus fund are at the discretion of the board of directors for all foreign invested enterprises. The aforementioned reserves can only be used for specific purposes and are not distributable as cash dividends.

Additionally, in accordance with the Company Law of the PRC, a domestic enterprise is required to provide statutory common reserve of at least 10% of its annual after-tax profit until such reserve has reached 50% of its respective registered capital based on the enterprise’s PRC statutory accounts. A domestic enterprise is also required to provide a statutory public welfare fund and a discretionary surplus reserve, at the discretion of the board of directors, from the profits determined in accordance with the enterprise’s PRC statutory accounts. The aforementioned reserves can only be used for specific purposes and are not distributable as cash dividends.

	As of December 31,
	2023	2024
	RMB	RMB	US$
PRC statutory reserve funds	67,800	75,068	10,284
Unreserved retained losses	(680,902)	(1,307,645)	(179,147)
Total accumulated losses	(613,102)	(1,232,577)	(168,863)

Under PRC laws and regulations, there are restrictions on the Company’s subsidiaries in the PRC and VIEs with respect to transferring certain of their net assets to the Company either in the form of dividends, loans, or advances. Such restriction amounted to RMB3,176,859 (US$435,228) as of December 31, 2024.

Furthermore, cash transfers from the Company’s subsidiaries in the PRC to its subsidiaries outside of China are subject to PRC government control of currency conversion. Shortages in the availability of foreign currency may restrict the ability of the subsidiaries in the PRC and VIEs to remit sufficient foreign currency to pay dividends or other payments to the Company, or otherwise satisfy their foreign currency denominated obligations.

Accumulated other comprehensive income

The components of accumulated other comprehensive income were as follows:

	Foreign currency translation adjustment	Unrealized gains on available- for sale Securities	Total
	RMB	RMB	RMB
Balance at December 31, 2021	88,350	(88)	88,262
Other comprehensive income before reclassification	263,371	—	263,371
Amount reclassified from accumulated other comprehensive income	—	—	—
Net current-period other comprehensive income	263,371	—	263,371
Other comprehensive income attribute to noncontrolling interests	2,315	—	2,315
Balance at December 31, 2022	354,036	(88)	353,948
Other comprehensive income/(loss) before reclassification	45,769	(43,494)	2,275
Amount reclassified from accumulated other comprehensive income	—	—	—
Net current-period other comprehensive income	45,769	(43,494)	2,275
Other comprehensive income attribute to noncontrolling interests	631	—	631
Balance at December 31, 2023	400,436	(43,582)	356,854
Other comprehensive income before reclassification	72,462	2,642	75,104
Amount reclassified from accumulated other comprehensive income	(23,417)	—	(23,417)
Net current-period other comprehensive income	49,045	2,642	51,687
Other comprehensive income attribute to noncontrolling interests	1,882	—	1,882
Balance at December 31, 2024	451,363	(40,940)	410,423
Balance at December 31, 2024, in US$	61,837	(5,609)	56,228

The amounts reclassified out of accumulated other comprehensive income represent realized foreign currency translation adjustments associated with the deregistration of certain subsidiaries of the Group. These amounts were recorded in "Other expense" in the consolidated statements of comprehensive losses.

There was nil tax expense or benefit recognized related to the changes of each component of accumulated other comprehensive income for the years ended December 31, 2022, 2023 and 2024.